CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) item in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2019 USD ($) item	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
CONSOLIDATED STATEMENT OF CASH FLOW
Gain on sale of investments in associates					$ 33,253
Gain on the winding up of investments in joint ventures					8,927
Gain on sale of investments in subsidiaries					35,736
Decrease in accounts payable	[1]		$ 1,271,347	$ (10,507)	(186,368)
Transfer of loans and returned goods to assets held for sale and inventories			672,586	508,040	508,441
Non-cash transaction, value of loans and advance to customers and assets held for sale received as payment by residual rights			$ 75,664
Previously Reported
CONSOLIDATED STATEMENT OF CASH FLOW
Decrease in accounts payable				(797,207)	(977,266)
Reclassification Adjustment
CONSOLIDATED STATEMENT OF CASH FLOW
Decrease in accounts payable				$ (786,700)	$ (790,898)
Arrendamiento Operativo CIB SAC - Renting Peru
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of ownership interests sold		100.00%
Proceeds from the sale of interests in subsidiary		$ 21.8
BNP Paribas
CONSOLIDATED STATEMENT OF CASH FLOW
Number of vehicles in operational leasing | item		1
Relsa
CONSOLIDATED STATEMENT OF CASH FLOW
Number of years of operations in the Peruvian market		15 years

[1]	On December 31, 2020 and 2019, the figure disclosed in line increase (decrease) in accounts payable (10,507) and (186,368) previously presented as COP (797,207) and COP (977,266), included COP (786,700) and COP (790,898) respectively and have been reclassified and are now presented in line income tax paid, amounts are immaterial do not impact total operating cash flows or any other financial statements or notes. The Bank concluded that revised numbers were adjusted and disclosed in 2021 Financial Statements for comparative purposes.